SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Parts and components	$ 17,294	$ 18,923
Less: reserve for obsolete inventories	(367)	(370)
Total inventories	$ 16,927	$ 18,553